Intangible assets (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Intangible Assets and Goodwill
	Balance at 1 January 2018		Impact of IFRS 15 adaption		Additions		Disposals		Transfers		Impairment		Disposal of subsidiary		Effects of movements in exchange rates		Balance at 31 December 2018
Cost
Telecommunication licenses		8,139,628		—		6,394		(220,986)		466,379		—		—		331,583		8,722,998
Computer software		7,117,116		—		1,175,040		(4,822)		159,453		—		(18,370)		110,621		8,539,038
Transmission line software		71,820		—		1,319		—		—		—		—		—		73,139
Central betting system operating right		11,981		—		—		—		—		—		—		—		11,981
Indefeasible right of usage		112,556		—		5,062		—		—		—		—		—		117,618
Brand name		7,040		—		—		—		—		—		—		—		7,040
Customer base		15,512		—		—		—		—		—		—		—		15,512
Goodwill		32,834		—		—		—		—		—		—		—		32,834
Subscriber acquisition cost		—		1,431,901		583,809		—		—		—		—		18,343		2,034,053
Other		42,749		—		7,473		(37)		11		—		(191)		—		50,005
Construction in progress		127,637		—		485,815		—		(618,032)		—		—		22,587		18,007

Total		15,678,873		1,431,901		2,264,912		(225,845)		7,811		—		(18,561)		483,134		19,622,225

Accumulated amortization
Telecommunication licenses		2,419,230		—		533,311		(184,582)		—		—		—		180,276		2,948,235
Computer software		4,770,880		—		663,967		(3,071)		—		3,232		(12,793)		59,680		5,481,895
Transmission line software		62,468		—		4,549		—		—		—		—		—		67,017
Central betting system operating right		11,491		—		583		—		—		—		—		—		12,074
Indefeasible right of usage		23,274		—		8,581		—		—		—		—		—		31,855
Brand name		6,512		—		528		—		—		—		—		—		7,040
Customer base		11,774		—		437		—		—		—		—		—		12,211
Subscriber acquisition cost		—		601,890		360,232		—		—		—		—		12,078		974,200
Other		32,834		—		4,899		(31)		—		—		(176)		—		37,526

Total		7,338,463		601,890		1,577,087		(187,684)		—		3,232		(12,969)		252,034		9,572,053

Net book amount		8,340,410		830,011		687,825		(38,161)		7,811		(3,232)		(5,592)		231,100		10,050,172

Amortization expenses for the years ended 31 December 2018, 2017 and 2016 amounting to TL 1,580,319, TL 1,095,401and TL 921,812, respectively include impairment losses and are recognized in cost of revenue.

Impairment losses on intangible assets for the years ended 31 December 2018, 2017 and 2016 are TL 3,232, TL 1,986 and TL 3,181 respectively and are recognized in amortization expenses.

Computer software includes capitalized software development costs that meet the definition of an intangible asset. The amount of capitalized development costs is TL 171,442 for the year ended 31 December 2018 (31 December 2017: TL 124,504). The amortization expenses related to capitalized software development costs for the years ended 31 December 2018, 2017 and 2016 amounting to TL 40,934, TL 37,532 and TL 30,148, respectively are recognized in cost of revenue.

	Balance at 1 January 2017	Additions	Disposals	Transfers	Impairment	Effects of movements in exchange rates	Balance at 31 December 2017
Cost
Telecommunication licenses	8,039,431	10,154	—	69,945	—	20,098	8,139,628
Computer software	6,076,405	470,457	(8,624)	569,153	—	9,725	7,117,116
Transmission line software	71,602	218	—	—	—	—	71,820
Central betting system operating right	11,981	—	—	—	—	—	11,981
Indefeasible right of usage	46,017	66,539	—	—	—	—	112,556
Brand name	7,040	—	—	—	—	—	7,040
Customer base	15,512	—	—	—	—	—	15,512
Goodwill	32,834	—	—	—	—	—	32,834
Other	38,321	5,016	—	(588)	—	—	42,749
Construction in progress	142,875	620,463	—	(638,357)	—	2,656	127,637

Total	14,482,018	1,172,847	(8,624)	153	—	32,479	15,678,873

Accumulated amortization
Telecommunication licenses	1,878,895	537,162	—	—	—	3,173	2,419,230
Computer software	4,237,996	537,805	(8,120)	—	1,219	1,980	4,770,880
Transmission line software	58,203	3,498	—	—	767	—	62,468
Central betting system operating right	10,588	903	—	—	—	—	11,491
Indefeasible right of usage	18,785	4,489	—	—	—	—	23,274
Brand name	5,808	704	—	—	—	—	6,512
Customer base	11,286	488	—	—	—	—	11,774
Other	24,468	8,366	—	—	—	—	32,834

Total	6,246,029	1,093,415	(8,120)	—	1,986	5,153	7,338,463

Net book amount	8,235,989	79,432	(504)	153	(1,986)	27,326	8,340,410